Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 29, 2018
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 29, 2018
Effective Date	dei_DocumentEffectiveDate	May 29, 2018
Prospectus Date	rr_ProspectusDate	May 29, 2018